Debt (Summary of Outstanding Borrowings) (Details) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Debt and Capital Lease Obligations		$ 5,736	$ 645
Unamortized Debt Issuance Expense	[1]	8	0
Debt Instrument, Unamortized Discount	[2]	472	0
Amounts due within one year		1	1
Total long-term debt due after one year		5,255	644
Mplx Lp [Member] | Line of Credit [Member] | MPLX Revolver [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		877	385
Mplx Lp [Member] | Unsecured Debt [Member] | MPLX Term Loan [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		250	250
Mplx Lp [Member] | Senior Notes [Member] | 5.500% senior notes due 2023
Debt Instrument [Line Items]
Long-term Debt, Gross		710	0
Mplx Lp [Member] | Senior Notes [Member] | 4.500% senior notes due 2023
Debt Instrument [Line Items]
Long-term Debt, Gross		989	0
Mplx Lp [Member] | Senior Notes [Member] | 4.875% senior notes due 2024
Debt Instrument [Line Items]
Long-term Debt, Gross		1,149	0
Mplx Lp [Member] | Senior Notes [Member] | 4.000% senior notes due 2025
Debt Instrument [Line Items]
Long-term Debt, Gross		500	0
Mplx Lp [Member] | Senior Notes [Member] | 4.875% senior notes due 2025
Debt Instrument [Line Items]
Long-term Debt, Gross		1,189	0
MarkWest [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		63
Debt Instrument, Unamortized Discount		465
MarkWest [Member] | Senior Notes [Member] | 5.500% senior notes due 2023
Debt Instrument [Line Items]
Long-term Debt, Gross		40	0
MarkWest [Member] | Senior Notes [Member] | 4.500% senior notes due 2023
Debt Instrument [Line Items]
Long-term Debt, Gross		11	0
MarkWest [Member] | Senior Notes [Member] | 4.875% senior notes due 2024
Debt Instrument [Line Items]
Long-term Debt, Gross		1	0
MarkWest [Member] | Senior Notes [Member] | 4.875% senior notes due 2025
Debt Instrument [Line Items]
Long-term Debt, Gross		11	0
Marathon Pipe Line Llc [Member] | Capital Lease Obligations [Member]
Debt Instrument [Line Items]
MPL - capital lease obligations due 2020		$ 9	$ 10

[1]	(1) The Partnership adopted the updated FASB debt issuance cost standard as of June 30, 2015. This has been applied retrospectively and there was no effect to the prior period presented.
[2]	(2) 2015 includes $465 million discount related to the difference between the fair value and the principal amount of the assumed MarkWest debt.